Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest
Balances at Dec. 31, 2010	$ 1,778,249	$ 1,216	$ (123,907)	$ 1,897,897	$ 3,043
Comprehensive income:
Net earnings	343,557			345,847	(2,290)
Other comprehensive loss, net of tax	(32,219)		(32,158)		(61)
Repurchase of common stock	(9,971)	(5)		(9,966)
Dividends paid to noncontrolling interests	(149)				(149)
Balances at Dec. 31, 2011	2,079,467	1,211	(156,065)	2,233,778	543
Comprehensive income:
Net earnings	282,588			282,311	277
Other comprehensive loss, net of tax	(15,477)		(15,479)		2
Repurchase of common stock	(26,830)	(13)		(26,817)
Addition of (Reduction to) noncontrolling interests	2,853				2,853
Dividends paid to noncontrolling interests	(36)				(36)
Dividends on common stock	(14,376)			(14,376)
Balances at Dec. 31, 2012	2,308,189	1,198	(171,544)	2,474,896	3,639
Comprehensive income:
Net earnings	206,765			205,236	1,529
Other comprehensive loss, net of tax	(10,221)		(10,253)		32
Repurchase of common stock	(23,578)	(9)		(23,569)
Addition of (Reduction to) noncontrolling interests	(960)			(706)	(254)
Dividends paid to noncontrolling interests	(225)				(225)
Balances at Dec. 31, 2013	$ 2,479,970	$ 1,189	$ (181,797)	$ 2,655,857	$ 4,721